Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Expanded Tech Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.4%
ADTRAN Holdings, Inc. .............. 24,652 $ 180,946
Applied Optoelectronics, Inc.
(a)
.......... 11,854 229,019
Arista Networks, Inc.
(a)
............... 88,294 20,794,120
Aviat Networks, Inc.
(a)
................ 3,766 122,997
Calix, Inc.
(a)
....................... 20,572 898,791
Ciena Corp.
(a)
..................... 52,121 2,345,966
Cisco Systems, Inc. ................. 1,419,244 71,700,207
Clearfield, Inc.
(a)
.................... 4,361 126,818
CommScope Holding Co., Inc.
(a)(b)
........ 72,255 203,759
Digi International, Inc.
(a)
............... 12,355 321,230
Extreme Networks, Inc.
(a)
.............. 45,519 802,955
F5, Inc.
(a)
........................ 20,964 3,752,137
Harmonic, Inc.
(a)
.................... 38,352 500,110
Infinera Corp.
(a)(b)
................... 67,604 321,119
Juniper Networks, Inc. ............... 111,782 3,295,333
Lumentum Holdings, Inc.
(a)
............ 23,524 1,233,128
Motorola Solutions, Inc. .............. 58,152 18,206,810
NETGEAR, Inc.
(a)
................... 10,012 145,975
NetScout Systems, Inc.
(a)
............. 24,942 547,477
Ribbon Communications, Inc.
(a)
......... 33,657 97,605
Viasat, Inc.
(a)
...................... 26,304 735,197
Viavi Solutions, Inc.
(a)
................ 76,673 772,097
127,333,796
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.
(b)
....... 13,269 1,445,259
Amphenol Corp., Class A ............. 209,638 20,781,415
Arrow Electronics, Inc.
(a)
.............. 19,016 2,324,706
Avnet, Inc. ....................... 31,417 1,583,417
Badger Meter, Inc. .................. 10,302 1,590,320
Belden, Inc. ...................... 14,655 1,132,099
Benchmark Electronics, Inc. ........... 12,269 339,115
CDW Corp. ....................... 46,868 10,654,034
Celestica, Inc.
(a)(b)
................... 41,908 1,227,066
Cognex Corp. ..................... 60,086 2,507,990
Coherent Corp.
(a)
................... 45,965 2,000,856
Corning, Inc. ...................... 269,602 8,209,381
Crane NXT Co. .................... 16,951 964,003
CTS Corp. ....................... 10,863 475,148
ePlus, Inc.
(a)
...................... 9,268 739,957
Fabrinet
(a)
........................ 12,694 2,416,049
Insight Enterprises, Inc.
(a)(b)
............ 9,722 1,722,641
IPG Photonics Corp.
(a)
............... 10,315 1,119,590
Itron, Inc.
(a)
....................... 16,146 1,219,184
Jabil, Inc. ........................ 44,923 5,723,190
Keysight Technologies, Inc.
(a)
........... 62,138 9,885,534
Knowles Corp.
(a)
................... 31,472 563,664
Littelfuse, Inc. ..................... 8,683 2,323,224
Methode Electronics, Inc. ............. 12,394 281,716
Mirion Technologies, Inc., Class A
(a)
...... 62,540 641,035
Novanta, Inc.
(a)(b)
................... 12,541 2,112,030
OSI Systems, Inc.
(a)
................. 5,647 728,745
PC Connection, Inc. ................. 3,892 261,581
Plexus Corp.
(a)
..................... 9,522 1,029,614
Rogers Corp.
(a)
.................... 5,790 764,685
Sanmina Corp.
(a)
................... 20,099 1,032,486
TD SYNNEX Corp. .................. 17,930 1,929,447
TE Connectivity Ltd. ................. 108,853 15,293,847
Teledyne Technologies, Inc.
(a)
........... 16,575 7,397,257
Trimble, Inc.
(a)
..................... 87,363 4,647,712
TTM Technologies, Inc.
(a)
.............. 35,332 558,599
Vishay Intertechnology, Inc. ............ 43,942 1,053,290
Vontier Corp. ...................... 54,559 1,885,013
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
...... 17,986 $ 4,916,113
125,481,012
Entertainment — 2.8%
Electronic Arts, Inc. ................. 85,760 11,732,826
Netflix, Inc.
(a)
...................... 153,356 74,665,969
Playtika Holding Corp.
(a)
.............. 24,074 209,925
ROBLOX Corp., Class A
(a)(b)
............ 171,202 7,827,356
Take-Two Interactive Software, Inc.
(a)
...... 55,533 8,938,036
103,374,112
Interactive Media & Services — 16.2%
Alphabet, Inc., Class A
(a)
.............. 1,189,870 166,212,940
Alphabet, Inc., Class C, NVS
(a)
.......... 1,001,427 141,131,107
Bumble, Inc., Class A
(a)(b)
.............. 34,115 502,855
Cargurus, Inc., Class A
(a)
.............. 30,772 743,452
IAC, Inc.
(a)
........................ 24,083 1,261,468
Match Group, Inc.
(a)
................. 95,436 3,483,414
Meta Platforms, Inc., Class A
(a)
.......... 777,714 275,279,647
Pinterest, Inc., Class A
(a)
.............. 205,870 7,625,425
Shutterstock, Inc. ................... 8,319 401,641
Snap, Inc., Class A, NVS
(a)(b)
........... 361,730 6,124,089
TripAdvisor, Inc.
(a)
.................. 38,565 830,305
Yelp, Inc.
(a)
....................... 23,709 1,122,384
Ziff Davis, Inc.
(a)
.................... 16,285 1,094,189
ZipRecruiter, Inc., Class A
(a)
............ 25,406 353,143
ZoomInfo Technologies, Inc.
(a)
.......... 104,011 1,923,163
608,089,222
IT Services — 7.4%
Accenture plc, Class A ............... 219,905 77,166,864
Akamai Technologies, Inc.
(a)
............ 52,782 6,246,750
CGI, Inc.
(a)(b)
...................... 72,284 7,749,568
Cloudflare, Inc., Class A
(a)(b)
............ 103,893 8,650,131
Cognizant Technology Solutions Corp., Class A 175,687 13,269,639
DigitalOcean Holdings, Inc.
(a)
........... 17,817 653,706
DXC Technology Co.
(a)
............... 67,990 1,554,931
EPAM Systems, Inc.
(a)
................ 20,229 6,014,891
Fastly, Inc., Class A
(a)(b)
............... 41,948 746,674
Gartner, Inc.
(a)
..................... 27,286 12,308,987
GoDaddy, Inc., Class A
(a)
.............. 49,445 5,249,081
Grid Dynamics Holdings, Inc., Class A
(a)
.... 20,838 277,771
International Business Machines Corp. .... 319,942 52,326,514
Kyndryl Holdings, Inc.
(a)
............... 81,147 1,686,235
MongoDB, Inc., Class A
(a)
............. 24,959 10,204,487
Okta, Inc., Class A
(a)
................. 55,037 4,982,500
Perficient, Inc.
(a)
.................... 11,999 789,774
Shopify, Inc., Class A
(a)(b)
.............. 422,231 32,891,795
Snowflake, Inc., Class A
(a)
............. 115,522 22,988,878
Squarespace, Inc., Class A
(a)
........... 17,742 585,663
Thoughtworks Holding, Inc.
(a)
........... 31,859 153,242
Twilio, Inc., Class A
(a)
................ 63,216 4,796,198
VeriSign, Inc.
(a)
.................... 31,072 6,399,589
277,693,868
Semiconductors & Semiconductor Equipment — 29.0%
Advanced Micro Devices, Inc.
(a)
......... 566,105 83,449,538
Allegro MicroSystems, Inc.
(a)
........... 24,607 744,854
Ambarella, Inc.
(a)
................... 12,953 793,889
Amkor Technology, Inc. ............... 36,118 1,201,646
Analog Devices, Inc. ................. 174,601 34,668,775
Applied Materials, Inc. ............... 293,108 47,504,014
Axcelis Technologies, Inc.
(a)
............ 11,444 1,484,172
Broadcom, Inc. .................... 153,799 171,678,134
Cirrus Logic, Inc.
(a)
.................. 19,031 1,583,189
Cohu, Inc.
(a)
...................... 16,371 579,370

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Expanded Tech Sector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(a)
.... 44,001 $ 856,700
Diodes, Inc.
(a)
..................... 16,169 1,301,928
Enphase Energy, Inc.
(a)
............... 47,814 6,318,142
Entegris, Inc. ...................... 52,722 6,317,150
First Solar, Inc.
(a)
................... 37,514 6,462,912
FormFactor, Inc.
(a)
.................. 27,542 1,148,777
Ichor Holdings Ltd.
(a)
................. 10,007 336,535
Impinj, Inc.
(a)
...................... 8,152 733,925
Intel Corp. ....................... 1,477,218 74,230,205
KLA Corp. ........................ 47,628 27,686,156
Kulicke & Soffa Industries, Inc. .......... 20,175 1,103,976
Lam Research Corp. ................ 46,178 36,169,380
Lattice Semiconductor Corp.
(a)
.......... 48,215 3,326,353
MACOM Technology Solutions Holdings, Inc.
(a)
19,069 1,772,464
Marvell Technology, Inc. .............. 302,311 18,232,376
MaxLinear, Inc.
(a)
................... 25,343 602,403
Microchip Technology, Inc. ............. 189,573 17,095,693
Micron Technology, Inc. ............... 384,733 32,833,114
MKS Instruments, Inc. ............... 22,181 2,281,759
Monolithic Power Systems, Inc. ......... 16,763 10,573,765
NVIDIA Corp. ..................... 647,215 320,513,812
NXP Semiconductors NV ............. 90,316 20,743,779
ON Semiconductor Corp.
(a)
............ 150,820 12,597,995
Onto Innovation, Inc.
(a)
............... 17,105 2,615,355
PDF Solutions, Inc.
(a)
................ 10,299 331,010
Power Integrations, Inc. .............. 20,158 1,655,173
Qorvo, Inc.
(a)
...................... 34,213 3,852,726
QUALCOMM, Inc. .................. 389,977 56,402,374
Rambus, Inc.
(a)
.................... 37,493 2,558,897
Semtech Corp.
(a)(b)
.................. 22,028 482,634
Silicon Laboratories, Inc.
(a)
............. 11,020 1,457,615
SiTime Corp.
(a)(b)
................... 5,955 726,986
Skyworks Solutions, Inc. .............. 55,964 6,291,473
SolarEdge Technologies, Inc.
(a)(b)
........ 19,980 1,870,128
Synaptics, Inc.
(a)
................... 13,641 1,556,165
Teradyne, Inc. ..................... 53,643 5,821,338
Texas Instruments, Inc. ............... 318,220 54,243,781
Ultra Clean Holdings, Inc.
(a)
............ 15,395 525,585
Universal Display Corp. .............. 15,212 2,909,447
Veeco Instruments, Inc.
(a)
............. 19,782 613,835
Wolfspeed, Inc.
(a)
................... 44,408 1,932,192
1,092,773,594
Software — 28.5%
A10 Networks, Inc. .................. 25,163 331,397
ACI Worldwide, Inc.
(a)
................ 38,659 1,182,965
Adeia, Inc. ....................... 36,624 453,771
Adobe, Inc.
(a)
...................... 159,530 95,175,598
Agilysys, Inc.
(a)
.................... 7,350 623,427
Alarm.com Holdings, Inc.
(a)
............ 17,779 1,148,879
Alkami Technology, Inc.
(a)
............. 14,063 341,028
Altair Engineering, Inc., Class A
(a)(b)
....... 19,409 1,633,267
Alteryx, Inc., Class A
(a)(b)
.............. 22,465 1,059,449
ANSYS, Inc.
(a)
..................... 30,473 11,058,042
Appfolio, Inc., Class A
(a)
.............. 7,144 1,237,627
Appian Corp., Class A
(a)
.............. 14,350 540,421
AppLovin Corp., Class A
(a)
............. 45,529 1,814,331
Asana, Inc., Class A
(a)(b)
............... 28,956 550,454
Aspen Technology, Inc.
(a)
.............. 9,799 2,157,250
Atlassian Corp., Class A
(a)
............. 54,262 12,906,759
Aurora Innovation, Inc., Class A
(a)
........ 277,178 1,211,268
Autodesk, Inc.
(a)
.................... 74,898 18,236,165
AvePoint, Inc., Class A
(a)
.............. 32,888 270,010
Bentley Systems, Inc., Class B .......... 80,870 4,219,797
BILL Holdings, Inc.
(a)
................. 34,179 2,788,665
Security
Shares
Shares Value
Software (continued)
Blackbaud, Inc.
(a)
................... 15,323 $ 1,328,504
BlackBerry Ltd.
(a)(b)
.................. 180,785 639,979
BlackLine, Inc.
(a)
................... 18,094 1,129,789
Box, Inc., Class A
(a)
................. 51,003 1,306,187
Braze, Inc., Class A
(a)
................ 17,459 927,597
C3.ai, Inc., Class A
(a)(b)
............... 33,091 950,043
Cadence Design Systems, Inc.
(a)
........ 95,326 25,963,943
CCC Intelligent Solutions Holdings, Inc.
(a)
... 86,936 990,201
Clear Secure, Inc., Class A ............ 30,211 623,857
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
44,477 890,874
CommVault Systems, Inc.
(a)
............ 15,154 1,210,047
Confluent, Inc., Class A
(a)(b)
............ 77,016 1,802,174
Crowdstrike Holdings, Inc., Class A
(a)
...... 79,206 20,222,876
Datadog, Inc., Class A
(a)
.............. 105,790 12,840,790
Descartes Systems Group, Inc. (The)
(a)
.... 29,686 2,495,405
DocuSign, Inc.
(a)
................... 71,128 4,228,560
Dolby Laboratories, Inc., Class A ........ 20,860 1,797,715
DoubleVerify Holdings, Inc.
(a)
........... 48,941 1,800,050
Dropbox, Inc., Class A
(a)
.............. 90,356 2,663,695
Dynatrace, Inc.
(a)
................... 83,725 4,578,920
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 59,367 260,621
Elastic NV
(a)
...................... 28,401 3,200,793
Envestnet, Inc.
(a)
................... 12,856 636,629
Everbridge, Inc.
(a)
................... 13,966 339,513
Fair Isaac Corp.
(a)
................... 8,659 10,079,163
Five9, Inc.
(a)
...................... 25,480 2,005,021
Fortinet, Inc.
(a)(b)
.................... 223,120 13,059,214
Freshworks, Inc., Class A
(a)
............ 58,909 1,383,772
Gen Digital, Inc. .................... 198,081 4,520,208
Gitlab, Inc., Class A
(a)
................ 30,337 1,910,018
Guidewire Software, Inc.
(a)
............. 28,901 3,151,365
HashiCorp, Inc., Class A
(a)
............. 38,403 907,847
HubSpot, Inc.
(a)
.................... 17,605 10,220,407
Intapp, Inc.
(a)
...................... 10,566 401,719
InterDigital, Inc. .................... 8,868 962,533
Intuit, Inc. ........................ 98,198 61,376,696
Jamf Holding Corp.
(a)
................ 17,819 321,811
Lightspeed Commerce, Inc.
(a)(b)
.......... 48,989 1,028,279
LiveRamp Holdings, Inc.
(a)
............. 23,421 887,188
Manhattan Associates, Inc.
(a)
........... 21,649 4,661,463
Marathon Digital Holdings, Inc.
(a)(b)
....... 78,166 1,836,119
Matterport, Inc., Class A
(a)
............. 78,464 211,068
MeridianLink, Inc.
(a)
................. 6,944 172,003
Microsoft Corp. .................... 812,984 305,714,503
MicroStrategy, Inc., Class A
(a)(b)
.......... 4,408 2,784,181
Model N, Inc.
(a)
.................... 11,812 318,097
N-able, Inc.
(a)
...................... 23,198 307,374
nCino, Inc.
(a)(b)
..................... 20,959 704,851
NCR Voyix Corp.
(a)(b)
................. 46,277 782,544
Nutanix, Inc., Class A
(a)
............... 85,466 4,075,874
Open Text Corp. ................... 95,011 3,992,362
Oracle Corp. ...................... 556,703 58,693,197
PagerDuty, Inc.
(a)
................... 33,518 775,942
Palantir Technologies, Inc., Class A
(a)
..... 673,646 11,566,502
Palo Alto Networks, Inc.
(a)
............. 108,905 32,113,906
Pegasystems, Inc. .................. 15,087 737,151
PowerSchool Holdings, Inc., Class A
(a)
..... 19,790 466,252
Procore Technologies, Inc.
(a)
........... 31,007 2,146,305
Progress Software Corp. .............. 15,591 846,591
PROS Holdings, Inc.
(a)
............... 15,259 591,897
PTC, Inc.
(a)
....................... 41,617 7,281,310
Q2 Holdings, Inc.
(a)
.................. 20,964 910,047
Qualys, Inc.
(a)(b)
.................... 12,899 2,531,816
Rapid7, Inc.
(a)(b)
.................... 21,445 1,224,510
RingCentral, Inc., Class A
(a)
............ 29,303 994,837

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Expanded Tech Sector ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Riot Platforms, Inc.
(a)
................ 72,509 $ 1,121,714
Roper Technologies, Inc. .............. 37,429 20,405,168
Salesforce, Inc.
(a)
................... 340,923 89,710,478
Samsara, Inc., Class A
(a)(b)
............. 57,285 1,912,173
SentinelOne, Inc., Class A
(a)
............ 85,032 2,333,278
ServiceNow, Inc.
(a)
.................. 71,829 50,746,470
Smartsheet, Inc., Class A
(a)
............ 47,447 2,268,916
SolarWinds Corp.
(a)
................. 16,759 209,320
Splunk, Inc.
(a)
..................... 54,441 8,294,086
Sprinklr, Inc., Class A
(a)
............... 36,002 433,464
Sprout Social, Inc., Class A
(a)(b)
.......... 17,212 1,057,505
SPS Commerce, Inc.
(a)
............... 12,961 2,512,360
Synopsys, Inc.
(a)
................... 53,288 27,438,524
Tenable Holdings, Inc.
(a)
.............. 41,218 1,898,501
Teradata Corp.
(a)
................... 34,339 1,494,090
Tyler Technologies, Inc.
(a)
............. 14,741 6,163,507
UiPath, Inc., Class A
(a)(b)
.............. 142,831 3,547,922
Unity Software, Inc.
(a)(b)
............... 83,744 3,424,292
Varonis Systems, Inc.
(a)
............... 37,982 1,719,825
Verint Systems, Inc.
(a)
................ 22,141 598,471
Vertex, Inc., Class A
(a)
................ 15,886 427,969
Workday, Inc., Class A
(a)
.............. 72,529 20,022,356
Workiva, Inc., Class A
(a)(b)
............. 16,687 1,694,231
Zeta Global Holdings Corp., Class A
(a)
..... 51,725 456,215
Zoom Video Communications, Inc., Class A
(a)
89,284 6,420,412
Zscaler, Inc.
(a)(b)
.................... 31,003 6,869,025
Zuora, Inc., Class A
(a)
................ 47,336 444,958
1,074,050,505
Technology Hardware, Storage & Peripherals — 9.3%
Apple, Inc. ....................... 1,552,357 298,875,293
Corsair Gaming, Inc.
(a)
............... 14,060 198,246
Dell Technologies, Inc., Class C ......... 89,291 6,830,762
Hewlett Packard Enterprise Co. ......... 450,261 7,645,432
HP, Inc. ......................... 304,119 9,150,941
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
IonQ, Inc.
(a)(b)
...................... 61,575 $ 762,914
NetApp, Inc. ...................... 73,013 6,436,826
Pure Storage, Inc., Class A
(a)
........... 102,959 3,671,518
Seagate Technology Holdings plc ........ 68,305 5,831,198
Super Micro Computer, Inc.
(a)(b)
.......... 16,286 4,629,458
Western Digital Corp.
(a)
............... 113,845 5,962,063
Xerox Holdings Corp. ................ 38,922 713,440
350,708,091
Total Long-Term Investments — 99.9%
(Cost: $2,738,918,776) ........................... 3,759,504,200
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 66,975,845 67,022,729
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 4,328,470 4,328,470
Total Short-Term Securities — 1.9%
(Cost: $71,313,547) .............................. 71,351,199
Total Investments — 101.8%
(Cost: $2,810,232,323 ) ........................... 3,830,855,399
Liabilities in Excess of Other Assets — (1.8)% ............ (67,467,287)
Net Assets — 100.0% ..............................
$ 3,763,388,112
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 85,381,932 $ — $ (18,383,297)
(a)
$ 13,032 $ 11,062 $ 67,022,729 66,975,845 $ 211,013
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,581,001 — 2,747,469
(a)
— — 4,328,470 4,328,470 167,393 —
$ 13,032 $ 11,062 $ 71,351,199 $ 378,406 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Expanded Tech Sector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 13 03/15/24 $ 2,551 $ 71,575
S&P E-Mini Communication Services Index ........................................ 10 03/15/24 961 25,852
$ 97,427
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,759,504,200 $ — $ — $ 3,759,504,200
Short-Term Securities
Money Market Funds ...................................... 71,351,199 — — 71,351,199
$ 3,830,855,399 $ — $ — $ 3,830,855,399
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 97,427 $ — $ — $ 97,427
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares